JPMorgan Hedged Equity Fund Average Annual Total Returns - R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
ICE BOFA 3-MONTH US TREASURY BILL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.18%	3.18%	2.18%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	7.61%	9.15%	9.49%
Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.41%	8.90%	9.19%
Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.64%	7.20%	7.73%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	7.74%	9.27%	9.59%